Note 2 - Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 0	$ 0	$ 0
Estimated Salvage Value Per Light Weight Ton of Vessel	250	250
Ship Owning Crew Contract Term (Month)	9 months
Number of Reportable Segments	1
Minimum [Member]
Lessor, Operating Lease, Term of Contract (Year)	10 years
Maximum [Member]
Lessor, Operating Lease, Term of Contract (Year)	4 years
Lessor, Operating Lease, Option to Renewal Term (Month)	12 months
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years